SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Revenues from External Customers by Products and Services) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue from External Customer [Line Items]
Revenues	$ 29,703	$ 8,822	$ 8,940
Raw Materials and Equipment [Member]
Revenue from External Customer [Line Items]
Revenues	4,982	5,392	3,856
Maintenance, Royalties and Project Management [Member]
Revenue from External Customer [Line Items]
Revenues	$ 24,721	$ 3,430	$ 5,084